Fair Value Measurements (Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis) (Details) In Millions, except Share data, unless otherwise specified																								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Total Fair Value [Member] USD ($)	Dec. 31, 2013 Total Fair Value [Member] USD ($)	Dec. 31, 2014 Carrying Amount [Member] USD ($)	Dec. 31, 2013 Carrying Amount [Member] USD ($)	Dec. 31, 2014 Other Current Assets [Member] USD ($)		Dec. 31, 2013 Other Current Assets [Member] USD ($)		Dec. 31, 2014 Other Noncurrent Assets [Member] USD ($)		Dec. 31, 2014 Other Current Liabilities [Member] USD ($)		Dec. 31, 2013 Other Current Liabilities [Member] USD ($)		Dec. 31, 2014 Other Noncurrent Liabilities [Member] USD ($)		Dec. 31, 2014 Level 1 [Member] USD ($)	Dec. 31, 2014 Level 2 [Member] USD ($)	Dec. 31, 2013 Level 2 [Member] USD ($)	Dec. 31, 2014 Level 3 [Member] USD ($)	Dec. 31, 2013 Level 3 [Member] USD ($)	Dec. 31, 2013 Encana Share Units Held By Cenovus Employees [Member] CAD	Dec. 31, 2014 Encana Share Units Held By Cenovus Employees [Member]	Dec. 31, 2014 Cenovus Share Units Held By Encana Employees [Member]	Dec. 31, 2013 Cenovus Share Units Held By Encana Employees [Member] Total Fair Value [Member] USD ($)		Dec. 31, 2013 Cenovus Share Units Held By Encana Employees [Member] Carrying Amount [Member] USD ($)		Dec. 31, 2013 Cenovus Share Units Held By Encana Employees [Member] Level 3 [Member] USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk management Assets, Current	$ 707	$ 56	$ 718	$ 71	$ 707	$ 56														$ 718	$ 71
Risk Management Assets, Long-term	65	204	67	204	65	204														67	204
Risk management Liabilities, Current	20	25	31	40	20	25													6	14	38	11	2
Risk Management Liabilities, Long-term	7	5	9	5	7	5														2		7	5
Derivative Asset, Fair Value, Gross Liability							(11)	[1]	(15)	[1]	(2)	[1]
Derivative Liability, Fair Value, Gross Asset													(11)	[1]	(15)	[1]	(2)	[1]
Accounts receivable and accrued revenues	1,307	988
Accounts payable and accrued liabilities	$ 2,243	$ 1,895																									$ 8	[2]	$ 8	[2]	$ 8	[2]
Exercisable, End of Year																								3,900,000	0	0
Grants, Weighted Average Exercise Price																								29.06

[1]	Netting to offset derivative assets and liabilities where the legal right and intention to offset exists, or where counterparty master netting arrangements contain provisions for net settlement.
[2]	There were no remaining Cenovus share units held by Encana employees as at December 31, 2014.